Debt and Capital Lease Obligations, Capital Lease Obligations (Details) - Dec. 31, 2014 - USD ($) $ in Thousands	Total
Future Minimum Rentals on Capital Lease Obligations
2015	$ 1,414
2016	963
Total minimum rental payments	2,377
Less interest expense	(264)
Unamortized fair value adjustment	606
Capital lease obligations	$ 2,719
Lease Agreements [Member]
Capital Lease Obligations (Textual)
Expiration of capital lease agreements	Dec. 31, 2016
Duration of renewal option	30 years